Accounts payables - Summary of Accounts Payable (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade and other current payables [abstract]
Accounts payables	€ 5,473	€ 4,025
Accrued liabilities	14,431	9,031
Total	€ 19,904	€ 13,056